Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Net increase/(decrease) in cash and cash equivalents before exchange	$ 594	$ (241)
Net increase in bonds and other borrowings(1)	(375)	(227)
Net decrease/(increase) in net borrowings from cash flows	219	(468)
Exchange differences on net borrowings	111	(399)
Other non-cash items(1)	11	(34)
Net borrowings at beginning of the period	(21,017)	(19,582)
Net borrowings at end of the period	$ (20,676)	$ (20,483)